CERTIFICATION UNDER RULE 497(j)

October 11, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

Re:      SAFECO Life Insurance Company ("SAFECO")
         SAFECO Separate Account C ("Registrant")
         1933 Act File No. 333-41622
         1940 Act File No. 811-08052

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated October 9, 2000 for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on October 6, 2000.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Assistant General Counsel